UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07362

Western Asset Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: November 30

Date of reporting period: November 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report

November 30, 2016

WESTERN ASSET

MUNICIPAL PARTNERS

FUND INC. (MNP)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE
VALUE

Fund objectives

The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes,*
consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

Under normal market conditions, the Fund invests substantially all of its assets in a diversified portfolio of tax-exempt securities that are rated investment grade at the time of purchase by at least one rating agency and that the investment manager believes do not involve undue risk to income or principal.

*
Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II

Western Asset Municipal Partners Fund Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Municipal Partners Fund Inc. for the twelve-month reporting period ended
November 30, 2016. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•

Fund prices and performance,

•

Market insights and commentaries from our portfolio managers, and

•

A host of educational resources.

We look
forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

December 30, 2016

Western Asset Municipal Partners Fund Inc.

III

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the twelve months ended November 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First and second quarter 2016 GDP growth was 0.8% and 1.4%, respectively. The U.S. Department of Commerce’s final reading for third quarter 2016 GDP growth — released after the reporting period ended — was 3.5%. The improvement in GDP growth in the third quarter 2016 reflected an increase in private inventory investment, an acceleration in exports, smaller decreases in state and local government spending and an upturn in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on November 30, 2016, the unemployment rate was 4.6%, as reported by the U.S. Department of Labor. This represented the lowest level since August 2007. The percentage of longer-term unemployed also declined over the period. In November 2016, 24.8% of Americans looking for a job had been out of work for more than six months, versus 26.3% when the period began.

After an extended period of maintaining the federal funds rateii at a historically low range between zero and 0.25%, the Federal Reserve Board (the “Fed”)iii increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at every meeting prior to its meeting in mid-December 2016. On December 14, 2016, after the reporting period ended, the Fed raised rates to a range between 0.50% and 0.75%. In the Fed’s statement after the December meeting it said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

Chairman, President and

Chief Executive Officer

December 30, 2016

All investments are subject to risk
including the possible loss of principal. Past performance is no guarantee of future results.

IV

Western Asset Municipal Partners Fund Inc.

[i]
  Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

Western Asset Municipal Partners Fund Inc.

V

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the Fund’s investment manager, may appreciate in value relative to other similar obligations in the marketplace. Under normal market conditions, the Fund invests substantially all of its assets in a diversified portfolio of tax-exempt securities. The Fund invests primarily in tax exempt securities that are rated investment grade at the time of purchase by at least one rating agency and that the investment manager believes do not involve undue risk to income or principal. The Fund may invest up to 20% of its net assets in securities rated below investment grade (commonly known as “high yield” or
“junk” bonds) at the time of purchase. The Fund may use a variety of derivative instruments as part of its investment strategy, or for hedging or risk management purposes.

At Western Asset Management Company (“Western Asset”), the Fund’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization. Effective August 1, 2016, the individuals responsible for development of investment strategy, day-to-day portfolio management, oversight and coordination of the Fund are S. Kenneth Leech, Robert E. Amodeo and David T. Fare.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Most spread sectors (non-Treasuries) posted positive returns, but generated mixed results versus equal-durationi Treasuries over the twelve-month reporting period ended
November 30, 2016. The fixed income market was volatile at times given signs of generally modest economic growth, uncertainties regarding future Federal Reserve Board (the “Fed”)ii monetary policy, implications of the U.K.’s referendum to leave the European Union (“Brexit”), the November elections in the U.S. and a number of geopolitical issues.

Both short- and long-term Treasury yields moved higher during the twelve months ended
November 30, 2016. Two-year Treasury yields began the reporting period at 0.94% and ended the period at 1.11%. Their peak of 1.12% occurred on both November 23 and November 25, 2016, and they were as low as 0.56% on July 5, 2016.
Ten-year Treasury yields were 2.21% at the beginning of the period and ended the period at their peak of 2.37%. Their low of 1.37% occurred on both July 5 and July 8, 2016.

The municipal bond market underperformed its taxable bond counterpart during the twelve-month reporting period. Over that time, the Bloomberg
Barclays Municipal Bond Indexiii and the Bloomberg Barclays U.S. Aggregate
Indexiv returned -0.22% and 2.17%,
respectively. After generating positive absolute returns during the first nine

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

1

Fund overview (cont’d)

months of the period, the municipal market declined over the last three months of the period. This turnaround was triggered by a number of factors, including an increase in municipal supply and sharply rising yields. In addition, it was felt that potential reductions in tax rates could make municipal securities relatively less attractive.

Q. How did we respond to these changing market conditions?

A. We lengthened the Fund’s duration into market weakness, as we felt the sell-off in the municipal market was overdone. The Fund employed the use of U.S. Treasury futures during the reporting period to manage duration. This strategy detracted from the Fund’s performance.

During the reporting period, we utilized leverage in the Fund. This contributed to performance over the Fund’s fiscal year. We ended the period with leverage from preferred shares as a percentage of gross assets of roughly 35%.

Performance review

For the twelve months ended November 30, 2016,
Western Asset Municipal Partners Fund Inc. returned -0.36% based on its net asset value (“NAV”)v and 0.57% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Index, returned -0.22% for the same period. The Lipper General & Insured Municipal Debt (Leveraged) Closed-End Funds Category Averagevi returned 0.43%

over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

Certain
investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

During the twelve-month period, the Fund made distributions to common stock shareholders totaling $0.87 per share.* The performance table shows the Fund’s twelve-month total return based on its NAV and market price as of November 30, 2016. Past performance is no guarantee of future results.

Performance Snapshot
as of November 30, 2016

Price Per Share

  12-Month
Total Return**

$15.90 (NAV)

-0.36
%†

$14.80 (Market Price)

0.57
%‡

All figures represent past performance and are not a guarantee of future results.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions at NAV.

‡ Total return assumes the
reinvestment of all distributions in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

*
For the tax character of distributions paid during the fiscal year ended November 30, 2016, please refer to page 33 of this report.

2

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its positioning in a number of sectors. Overall, an overweight to revenue bonds and underweights in the State and Local General Obligations bond sectors were beneficial given the outperformance by the former.

In the revenue bond space, overweights to the Industrial Revenue, Health Care and Water & Sewer sectors added the most value. Security selection in the Water & Sewer, Transportation, Education and
Leasing sectors was also additive for performance.

Elsewhere, tactically adjusting the Fund’s duration contributed to results during the reporting period.

Q. What were the leading detractors from performance?

A. The largest detractor from the Fund’s relative performance for the period was security selection in the Local General Obligation bond sector. Security selection in the Industrial Revenue sector was also a modest drag on results.

Looking for additional information?

The Fund is traded under the symbol “MNP” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XMNPX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

In a continuing effort to provide information concerning the
Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Municipal Partners Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset
Management Company

December 20, 2016

RISKS: The Fund is a closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. As interest rates rise, bond prices fall, reducing the value of the Fund’s fixed-income securities. The Fund may invest in lower-rated high yield bonds or “junk bonds”, which are subject to greater liquidity and credit risk (risk of default) than higher rated obligations. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

3

Fund overview (cont’d)

may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision.

Investors seeking financial advice
regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s portfolio composition is subject to change at any time.

All investments are subject to
risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii
  The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the
Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

vi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the twelve-month period ended November 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 62 funds in the Fund’s Lipper category.

4

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†
The bar graph above represents the composition of the Fund’s investments as of November 30, 2016 and November 30, 2015 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

5

Spread duration (unaudited)

Economic exposure — November 30, 2016

Total Spread Duration

MNP

— 6.06 years

Benchmark

— 6.15 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark

— Bloomberg Barclays Municipal Bond Index

MNP

— Western Asset Municipal Partners Fund Inc.

6

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

Effective duration (unaudited)

Interest rate exposure — November 30, 2016

Total Effective Duration

MNP

— 6.38 years

Benchmark

— 6.30 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase.
This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark

— Bloomberg Barclays Municipal Bond Index

MNP

— Western Asset Municipal Partners Fund Inc.

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

7

Schedule of investments

November 30, 2016

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

Municipal Bonds — 151.9%

  Alabama
— 1.5%

Jefferson County, AL, Sewer Revenue:

Subordinated Lien Warrants

6.000
%

10/1/42

$
740,000

$
829,962

Subordinated Lien Warrants

6.500
%

10/1/53

1,300,000

1,504,217

Total Alabama

2,334,179

  Alaska
— 1.5%

Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project

5.000
%

1/1/21

2,150,000

2,369,107

  Arizona
— 3.5%

Glendale, AZ, Transportation Excise Tax Revenue, NATL

5.000
%

7/1/28

2,855,000

2,920,808
(a)

Navajo Nation, AZ, Revenue

5.500
%

12/1/30

275,000

293,469
(b)

Salt Verde, AZ, Financial Corp. Senior Gas Revenue

5.000
%

12/1/32

2,000,000

2,212,060

Total Arizona

5,426,337

  California
— 19.9%

Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area

1.650
%

4/1/24

2,500,000

2,536,075
(c)(d)

California State PCFA, Water Furnishing Revenue

5.000
%

11/21/45

2,500,000

2,500,050
(b)

California State PCFA, Water Furnishing Revenue

5.000
%

11/21/45

1,000,000

1,044,900
(b)(e)

California State, GO, Various Purpose

5.000
%

4/1/43

4,000,000

4,363,520
(f)

California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance, CMI

5.000
%

11/15/28

1,500,000

1,576,050

Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Project II

5.000
%

8/1/30

2,500,000

2,816,400

Lower Tule River, CA, Irrigation District Revenue, COP

5.000
%

8/1/40

1,000,000

1,081,690

  M-S-R Energy Authority, CA, Gas
Revenue

7.000
%

11/1/34

2,490,000

3,267,876

  M-S-R Energy Authority, CA, Gas
Revenue

6.500
%

11/1/39

2,500,000

3,214,275

Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation, Rancho Redevelopment Project Area, AGM

5.000
%

9/1/30

750,000

825,653

  River Islands, CA, Public Financing Authority Special Tax, Community Facilities District
No. 2003-1

5.500
%

9/1/45

500,000

524,670

Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax

5.250
%

6/1/39

250,000

277,035

Riverside County, CA, Transportation Commission Toll Revenue:

Senior Lien

5.750
%

6/1/44

100,000

108,546

Senior Lien

5.750
%

6/1/48

200,000

216,504

Tulare, CA, Sewer Revenue, AGM

5.000
%

11/15/41

2,000,000

2,212,460

Turlock, CA, Irrigation District Revenue

5.000
%

1/1/35

2,500,000

2,753,025
(a)

Turlock, CA, Public Financing Authority, Tax Allocation Revenue, AGM

5.000
%

9/1/30

1,500,000

1,501,935

Total California

30,820,664

See Notes to Financial Statements.

8

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

  Colorado
— 5.9%

Colorado State Health Facilities Authority Revenue, Sisters of Charity Leavenworth Health System Inc.

5.250
%

1/1/25

$

3,500,000

$

3,820,845

Public Authority for Colorado Energy, Natural Gas Purchase Revenue

5.750
%

11/15/18

160,000

167,219

Public Authority for Colorado Energy, Natural Gas Purchase Revenue

6.500
%

11/15/38

4,000,000

5,121,280

Total Colorado

9,109,344

  Florida
— 6.0%

  Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc.
Project

6.125
%

6/15/46

160,000

158,379
(b)

Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project

6.375
%

6/1/46

200,000

191,934
(b)

Florida State Mid-Bay Bridge Authority Revenue

5.000
%

10/1/40

740,000

773,233

Miami-Dade County, FL, Aviation Revenue

5.000
%

10/1/41

1,000,000

1,079,670

Miami-Dade County, FL, Expressway Authority Toll System Revenue

5.000
%

7/1/24

1,250,000

1,452,175

Miami-Dade County, FL, GO, Seaport

5.000
%

10/1/23

2,315,000

2,629,261

Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities

5.000
%

8/1/47

250,000

259,073
(g)

Orlando & Orange County, FL, Expressway Authority Revenue

5.000
%

7/1/30

2,000,000

2,220,440
(a)

Seminole Tribe Florida Special Obligation Revenue

5.250
%

10/1/27

500,000

509,705
(b)

Total Florida

9,273,870

  Illinois
— 11.0%

Chicago, IL, GO

5.500
%

1/1/34

950,000

931,418

Chicago, IL, GO

5.500
%

1/1/37

60,000

58,016

Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond

5.000
%

12/1/44

1,000,000

1,099,360

Chicago, IL, O’Hare International Airport Revenue

5.000
%

1/1/35

2,200,000

2,316,292
(e)

Chicago, IL, O’Hare International Airport Revenue, General, Senior Lien

5.000
%

1/1/41

250,000

264,178
(g)

Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, NATL

5.250
%

12/1/18

1,000,000

1,033,920

Chicago, IL, Waterworks Revenue:

Second Lien Project

5.000
%

11/1/34

800,000

859,344

Second Lien Project

5.000
%

11/1/39

500,000

531,495

Illinois State Health Facilities Authority Revenue, South Suburban Hospital Project

7.000
%

2/15/18

170,000

176,373
(h)

Illinois State Municipal Electric Agency Power Supply Revenue, NATL

5.250
%

2/1/28

4,145,000

4,173,103
(a)

Illinois State Toll Highway Authority Revenue

5.000
%

12/1/31

1,500,000

1,688,460

Illinois State, GO

5.000
%

2/1/28

1,200,000

1,227,756

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

9

Schedule of investments (cont’d)

November 30, 2016

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

  Illinois
— continued

Illinois State, GO

5.000
%

2/1/29

$

500,000

$

507,530

Illinois State, GO

5.000
%

5/1/39

1,000,000

968,520

  Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick
Place Expansion Project

0.000
%

12/15/52

900,000

115,128

University of Illinois, COP

5.000
%

3/15/24

1,000,000

1,134,740

Total Illinois

17,085,633

  Indiana
— 2.1%

Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project

5.000
%

6/1/39

1,000,000

980,150

Indianapolis, IN, Local Public Improvement Bond Bank Revenue

5.000
%

6/1/27

2,000,000

2,211,960

Total Indiana

3,192,110

  Louisiana
— 1.5%

Shreveport, LA, Water & Sewer Revenue, AGM

5.000
%

12/1/34

2,080,000

2,268,552

  Maryland
— 0.7%

Maryland State EDC, EDR, Transportation Facilities Project

5.750
%

6/1/35

1,000,000

1,077,380

Massachusetts — 3.0%

Massachusetts State DFA Revenue:

International Charter School

5.000
%

4/15/40

1,875,000

1,940,944

Partners Healthcare System

5.000
%

7/1/47

1,000,000

1,096,360

Umass Boston Student Housing Project

5.000
%

10/1/48

200,000

205,338

Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance

5.750
%

8/1/29

355,000

356,218

Massachusetts State Water Resources Authority Revenue:

General, NATL

5.000
%

8/1/34

940,000

962,992

General, NATL

5.000
%

8/1/34

60,000

61,580
(a)

Total Massachusetts

4,623,432

  Michigan
— 6.9%

Detroit, MI, GO, District State Aid

5.250
%

11/1/24

3,500,000

3,641,155
(a)

Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien

5.250
%

7/1/39

405,000

440,802

Great Lakes, MI, Water Authority Water Supply System Revenue:

Senior Lien

5.000
%

7/1/35

150,000

160,840

Senior Lien

5.000
%

7/1/46

1,300,000

1,385,462

Michigan State Building Authority Revenue, Facilities Program

5.250
%

10/15/47

250,000

279,865

  Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School
Project

6.750
%

7/1/44

610,000

617,149
(b)

Michigan State Finance Authority Revenue:

Senior Lien Detroit Water & Sewer

5.000
%

7/1/33

370,000

400,233

Senior Lien Detroit Water & Sewer

5.000
%

7/1/44

380,000

402,500

See Notes to Financial Statements.

10

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

  Michigan
— continued

Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.

5.750
%

5/15/38

$

2,000,000

$

2,129,900
(a)

Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport

5.000
%

12/1/18

1,170,000

1,234,818
(e)

Total Michigan

10,692,724

  Missouri
— 1.6%

Boone County, MO, Hospital Revenue, Boone Hospital Center

5.375
%

8/1/38

2,000,000

2,131,660
(a)

  Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home
Inc.

6.000
%

11/15/51

300,000

280,548
(b)

Total Missouri

2,412,208

  New Jersey
— 10.1%

Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM

5.000
%

11/1/27

240,000

253,786

New Jersey State EDA Revenue

5.000
%

6/15/29

500,000

521,800

New Jersey State EDA Revenue:

Continental Airlines Inc. Project

5.250
%

9/15/29

2,000,000

2,120,720
(e)

Private Activity-The Goethals Bridge Replacement Project

5.375
%

1/1/43

1,000,000

1,066,180
(e)

Provident Group — Rowan Properties LLC, Rowan University Housing Project

5.000
%

1/1/48

500,000

503,280

School Facilities Construction, SIFMA

2.150
%

3/1/28

2,500,000

2,300,175
(c)

  New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Barnabas Health Obligation
Group

5.000
%

7/1/43

300,000

317,535

  New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program, State
Appropriations

5.000
%

6/15/38

6,000,000

6,037,320

New Jersey State Turnpike Authority Revenue

1.230
%

1/1/18

2,500,000

2,503,175
(c)(d)

Total New Jersey

15,623,971

  New York
— 26.8%

Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project

6.250
%

7/15/40

1,000,000

1,136,310
(a)

MTA Hudson Rail Yards Trust Obligations Revenue

5.000
%

11/15/56

1,000,000

1,081,500

MTA, NY, Revenue

5.250
%

11/15/40

1,000,000

1,115,820

MTA, NY, Revenue, Transportation

5.000
%

11/15/25

1,000,000

1,135,010

  Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam At
Harborside

2.000
%

1/1/49

67,436

11,464

  New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution
Fiscal 2011

5.000
%

6/15/31

4,850,000

5,322,341

New York State Dormitory Authority Revenue:

  Court Facilities Lease, NYC Issue, Non-State Supported Debt,
AMBAC

5.500
%

5/15/30

3,365,000

4,110,146

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

11

Schedule of investments (cont’d)

November 30, 2016

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

  New York
— continued

Non State Supported Debt, New School

5.000
%

7/1/35

$

2,000,000

$

2,190,980

Non-State Supported Debt, Columbia University

5.000
%

7/1/38

2,000,000

2,116,700

New York State Liberty Development Corp., Liberty Revenue:

3 World Trade Center LLC Project

5.000
%

11/15/44

490,000

496,395
(b)

4 World Trade Center LLC Project

5.750
%

11/15/51

2,000,000

2,247,040

Second Priority, Bank of America Tower

5.125
%

1/15/44

2,500,000

2,711,600

New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, AMBAC

5.000
%

4/1/26

4,700,000

4,762,275
(a)

New York State Transportation Development Corp., Special Facilities Revenue:

Laguardia Airport Terminal B Redevelopment Project

5.000
%

7/1/41

2,250,000

2,292,502
(e)

Laguardia Airport Terminal B Redevelopment Project

5.000
%

7/1/46

400,000

405,904
(e)

New York State Urban Development Corp. Revenue:

State Personal Income Tax

5.000
%

3/15/26

4,570,000

4,622,418
(a)

State Personal Income Tax

5.000
%

3/15/26

430,000

434,932

Port Authority of New York & New Jersey Revenue

5.000
%

1/15/41

4,750,000

5,158,785

Total New York

41,352,122

  North
Carolina — 3.6%

Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System

5.000
%

1/15/31

5,000,000

5,530,350

  Ohio
— 2.9%

Northeast, OH, Regional Sewer District Revenue, Waste Water Revenue Improvement

5.000
%

11/15/43

4,040,000

4,425,860

  Oklahoma
— 1.5%

Grand River Dam Authority, OK, Revenue

5.250
%

6/1/40

2,000,000

2,201,660

Payne County, OK, EDA Revenue, Epworth Living at The Ranch

6.875
%

11/1/46

175,000

173,124

Total Oklahoma

2,374,784

  Oregon
— 1.1%

Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty

0.000
%

6/15/31

1,000,000

561,350

Oregon State Facilities Authority Revenue, Legacy Health Project

5.000
%

6/1/46

600,000

639,666

Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community

5.000
%

11/15/46

475,000

486,205

Total Oregon

1,687,221

Pennsylvania — 9.1%

Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems

5.000
%

12/1/26

5,130,000

5,697,481

Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project

5.000
%

1/1/29

750,000

797,557

See Notes to Financial Statements.

12

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

Pennsylvania — continued

  East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville
University

5.000
%

7/1/47

$

250,000

$

251,203

  Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids
Facility

6.250
%

1/1/32

500,000

532,055

Philadelphia, PA, Airport Revenue

5.000
%

6/15/35

2,000,000

2,165,820
(e)

Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC

5.000
%

10/1/17

2,685,000

2,761,012

Philadelphia, PA, School District, GO

5.000
%

9/1/32

1,000,000

1,057,950

State Public School Building Authority Palease Revenue:

Philadelphia School District Project, AGM

5.000
%

6/1/31

200,000

215,652

Philadelphia School District Project, AGM

5.000
%

6/1/33

500,000

534,040

Total Pennsylvania

14,012,770

  Tennessee
— 5.3%

Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue

5.000
%

12/15/20

2,030,000

2,233,934

Tennessee Energy Acquisition Corp., Gas Revenue

5.000
%

2/1/20

3,555,000

3,845,443

Tennessee Energy Acquisition Corp., Gas Revenue

5.000
%

2/1/21

2,000,000

2,195,300

Total Tennessee

8,274,677

  Texas
— 16.3%

Austin, TX, Water & Wastewater System Revenue

5.000
%

11/15/26

2,500,000

2,742,750

Austin, TX, Water & Wastewater System Revenue

5.125
%

11/15/28

1,980,000

2,173,347

Austin, TX, Water & Wastewater System Revenue

5.125
%

11/15/28

230,000

253,156
(a)

Beaumont, TX, ISD, GO, School Building, PSF-GTD

5.000
%

2/15/33

1,100,000

1,108,899
(a)

Corpus Christi, TX, Utility System Revenue, Junior Lien

5.000
%

7/15/31

2,905,000

3,277,101

Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step Bond

0.000
%

10/1/36

2,000,000

1,660,240
(c)

Harris County, TX, Metropolitan Transit Authority Sales & Use Tax Revenue

5.000
%

11/1/36

3,125,000

3,495,750

Houston, TX, Airport Systems Revenue, United Airlines Inc.

5.000
%

7/15/30

1,000,000

1,058,000
(e)

Kemp, TX, ISD, GO, School Building, PSF-GTD

5.250
%

2/15/33

3,450,000

3,479,077
(a)

Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project

5.750
%

10/1/31

100,000

104,616
(b)(e)

  New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing-Tarleton State
University Project

5.000
%

4/1/35

800,000

837,560

North Texas Tollway Authority Revenue

5.000
%

1/1/39

250,000

274,848

North Texas Tollway Authority Revenue

5.000
%

1/1/40

600,000

659,856

North Texas Tollway Authority Revenue

5.000
%

1/1/45

600,000

653,550

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

13

Schedule of investments (cont’d)

November 30, 2016

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

  Texas
— continued

North Texas Tollway Authority Revenue:

System-First Tier

5.750
%

1/1/40

$

2,195,000

$

2,301,824
(a)

System-First Tier

5.750
%

1/1/40

305,000

319,000

  Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group
LLC

5.000
%

12/31/40

460,000

471,104
(e)

Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:

Inspired Living Lewsville Project

6.750
%

12/1/51

300,000

272,994
(b)

Inspired Living Lewsville Project

10.000
%

12/1/51

50,000

44,369

Total Texas

25,188,041

U.S. Virgin Islands — 0.7%

Virgin Islands Public Finance Authority Revenue:

Matching Fund Loan

6.750
%

10/1/37

670,000

679,581

Matching Fund Loan

6.000
%

10/1/39

420,000

404,657

Total U.S. Virgin Islands

1,084,238

  Virginia
— 0.5%

Virginia State Port Authority Port Facility Revenue

5.000
%

7/1/41

300,000

322,173
(e)

Virginia State Port Authority Port Facility Revenue

5.000
%

7/1/45

500,000

535,315
(e)

Total Virginia

857,488

  Washington
— 4.0%

Port of Seattle, WA, Revenue

5.000
%

8/1/25

2,395,000

2,723,762

Washington State Health Care Facilities Authority Revenue, PeaceHealth

5.000
%

11/1/28

3,000,000

3,198,600

Washington State HFC Revenue:

Heron’s Key

6.500
%

7/1/30

100,000

100,580
(b)

Heron’s Key

6.750
%

7/1/35

100,000

100,898
(b)

Total Washington

6,123,840

  Wisconsin
— 4.9%

Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC

5.000
%

7/1/42

4,000,000

4,063,960
(e)

Public Finance Authority, WI, Education Revenue, North Carolina Charter Educational Foundation Project

5.000
%

6/15/46

150,000

126,459
(b)

Wisconsin State HEFA Revenue, SSM Health Care Corp.

5.000
%

6/1/25

3,110,000

3,377,989

Total Wisconsin

7,568,408

  Total Investments before Short-Term Investments (Cost —
$224,521,010)

234,789,310

See Notes to Financial Statements.

14

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

Western Asset Municipal Partners Fund Inc.

Security

Rate

Maturity Date

Face Amount

Value

Short-Term Investments — 1.1%

Municipal Bonds — 1.1%

  California
— 0.4%

California State Health Facilities Financing Authority Revenue:

Health Facility, Dignity Health, LOC-Bank of Montreal

0.520
%

3/1/47

$

200,000

$

200,000
(i)(j)

Scripps Health, LOC-JPMorgan Chase

0.550
%

10/1/23

100,000

100,000
(i)(j)

  California State PCFA, Solid Waste Disposal Revenue, Zerep Management Corp. Project,
LOC-Comerica Bank

0.710
%

10/1/36

200,000

200,000
(e)(i)(j)

Total California

500,000

  New York
— 0.7%

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local

0.900
%

6/15/32

1,100,000

1,100,000

(i)(j)

Total Municipal Bonds (Cost — $1,600,000)

1,600,000

Shares

Money Market Funds — 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $34,565)

0.284
%

34,565

34,565

Total Short-Term Investments (Cost — $1,634,565)

1,634,565

Total Investments — 153.0% (Cost — $226,155,575#)

236,423,875

  Auction Rate Cumulative Preferred Stock, at Liquidation Value —
(12.0)%

(18,500,000
)

Variable Rate Demand Preferred Stock, at Liquidation Value — (43.0)%

(66,500,000
)

Other Assets in Excess of Liabilities — 2.0%

3,121,666

Total Net Assets Applicable to Common Shareholders — 100.0%

$
154,545,541

(a)

Pre-Refunded bonds are escrowed with U.S.
government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)
Maturity date shown represents the mandatory tender date.

(e)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)
All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)
Security is purchased on a when-issued basis.

(h)
Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(i)
  Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)
Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#
Aggregate cost for federal income tax purposes is $226,100,481.

See Notes to Financial Statements.

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

15

Schedule of investments (cont’d)

November 30, 2016

Western Asset Municipal Partners Fund Inc.

Abbreviations used in this schedule:

AGM

— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC

— American Municipal Bond Assurance Corporation — Insured Bonds

CAB

— Capital Appreciation Bonds

CDA

— Communities Development Authority

CMI

— California Mortgage Insurance Program — Insured Bonds

COP

— Certificates of Participation

DFA

— Development Finance Agency

EDA

— Economic Development Authority

EDC

— Economic Development Corporation

EDR

— Economic Development Revenue

GO

— General Obligation

GTD

— Guaranteed

HEFA

— Health & Educational Facilities Authority

HFC

— Housing Finance Commission

IDA

— Industrial Development Authority

ISD

— Independent School District

LOC

— Letter of Credit

MTA

— Metropolitan Transportation Authority

MWRA

— Massachusetts Water Resources Authority

NATL

— National Public Finance Guarantee Corporation — Insured Bonds

PCFA

— Pollution Control Financing Authority

PSF

— Permanent School Fund

RDA

— Redevelopment Agency

SIFMA

— Securities Industry and Financial Markets Association

SPA

— Standby Bond Purchase Agreement — Insured Bonds

Ratings table* (unaudited)

Standard & Poor’s/Moody’s/Fitch**

AAA/Aaa

2.5
%

AA/Aa

45.3

A

31.8

BBB/Baa

12.5

BB/Ba

1.9

B/B

0.2

A-1/VMIG 1

0.7

NR***

5.1

100.0
%

*
As a percentage of total investments.

**
The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized
Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***
The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

16

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

Statement of assets and liabilities

November 30, 2016

Assets:

Investments, at value (Cost — $226,155,575)

$
236,423,875

Interest receivable

3,106,479

Receivable for securities sold

215,424

Prepaid expenses

36,556

Total Assets

239,782,334

Liabilities:

  Variable Rate Demand Preferred Stock ($50,000 liquidation value per share;
1,330 shares issued and outstanding) (net of deferred offering costs of $839,945) (Note 5)

65,660,055

Payable for securities purchased

775,773

Investment management fee payable

111,082

Payable to broker — variation margin on open futures contracts

57,000

Directors’ fees payable

3,054

Distributions payable to Variable Rate Demand Preferred Stockholders

1,814

Distributions payable to Auction Rate Cumulative Preferred Stockholders

1,097

Accrued expenses

126,918

Total Liabilities

66,736,793

  Auction Rate Cumulative Preferred Stock (370 shares authorized and issued at $50,000 per share) (Note
6)

18,500,000

Total Net Assets Applicable to Common Shareholders

$
154,545,541

Net Assets Applicable to Common Shareholders:

  Common stock par value ($0.001 par value, 9,719,063 shares issued and outstanding; 100,000,000 common shares authorized)

$
9,719

Paid-in capital in excess of par value

142,165,931

Undistributed net investment income

2,857,235

Accumulated net realized loss on investments and futures contracts

(725,969)

Net unrealized appreciation on investments and futures contracts

10,238,625

Total Net Assets Applicable to Common Shareholders

$
154,545,541

Common Shares Outstanding

9,719,063

Net Asset Value Per Common Share

$15.90

See Notes to Financial
Statements.

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

17

Statement of operations

For the Year Ended November 30, 2016

Investment Income:

Interest

$
10,105,798

Expenses:

Investment management fee (Note 2)

1,384,062

Liquidity fees (Note 5)

516,444

Distributions to Variable Rate Demand Preferred Stockholders (Notes 1 and 5)

308,143

Audit and tax fees

89,450

Remarketing fees (Note 5)

67,608

Rating agency fees

48,722

Directors’ fees

41,477

Transfer agent fees

37,314

Amortization of Variable Rate Demand Preferred Stock offering costs (Note 5)

29,767

Shareholder reports

25,535

Auction participation fees (Note 6)

23,544

Stock exchange listing fees

21,294

Legal fees

21,260

Auction agent fees

18,688

Fund accounting fees

16,647

Custody fees

13,767

Insurance

3,349

Miscellaneous expenses

20,814

Total Expenses

2,687,885

Net Investment Income

7,417,913

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):

Net Realized Gain (Loss) From:

Investment transactions

1,676,640

Futures contracts

(278,413)

Net Realized Gain

1,398,227

Change in Net Unrealized Appreciation (Depreciation) From:

Investments

(8,894,733)

Futures contracts

(22,079)

Change in Net Unrealized Appreciation (Depreciation)

(8,916,812)

Net Loss on Investments and Futures Contracts

(7,518,585)

  Distributions Paid to Auction Rate Cumulative Preferred Stockholders From Net Investment Income (Notes 1 and
6)

(128,462)

Decrease in Net Assets Applicable to Common Shareholders From Operations

$
(229,134)

See Notes to Financial
Statements.

18

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

Statements of changes in net assets

For the Years Ended November 30,

2016

2015

Operations:

Net investment income

$
7,417,913

$
7,825,008

Net realized gain (loss)

1,398,227

(503,200)

Change in net unrealized appreciation (depreciation)

(8,916,812)

(1,346,165)

  Distributions paid to Auction Rate Cumulative Preferred Stockholders from net investment income

(128,462)

(45,224)

  Increase (Decrease) in Net Assets Applicable to Common Shareholders From
Operations

(229,134)

5,930,419

Distributions to Common Shareholders From (Note 1):

Net investment income

(8,455,586)

(8,455,585)

  Decrease in Net Assets From Distributions to Common
Shareholders

(8,455,586)

(8,455,585)

Fund Share Transactions:

  Net increase from tender and repurchase of
Auction Rate Cumulative Preferred Shares (Note 6)

—

6,650,000

Increase in Net Assets From Fund Share Transactions

—

6,650,000

  Increase (Decrease) in Net Assets Applicable to Common
Shareholders

(8,684,720)

4,124,834

Net Assets Applicable to Common Shareholders:

Beginning of year

163,230,261

159,105,427

End of year*

$
154,545,541

$
163,230,261

*Includes undistributed net investment income of:

$2,857,235

$3,941,436

See Notes to Financial
Statements.

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

19

Statement of cash flows

For the Year Ended November 30, 2016

Increase (Decrease) in Cash:

Cash Provided (Used) by Operating Activities:

Net decrease in net assets applicable to common shareholders resulting from operations

$
(100,672)

  Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided (used)
by operating activities:

Purchases of portfolio securities

(31,589,860)

Sales of portfolio securities

29,765,339

Net purchases, sales and maturities of short-term investments

1,815,474

Net amortization of premium (accretion of discount)

853,633

Increase in receivable for securities sold

(215,424)

Increase in interest receivable

(98,178)

Decrease in prepaid expenses

8,170

Increase in payable for securities purchased

775,773

Decrease in investment management fee payable

(791)

Increase in Directors’ fees payable

593

Increase in accrued expenses

3,368

Increase in distributions payable to Variable Rate Demand Preferred Stockholders

824

Increase in payable to broker — variation margin on open futures contracts

54,656

Net realized gain on investments

(1,676,640)

Change in net unrealized appreciation(depreciation) of investments

8,894,733

Net Cash Provided by Operating Activities

8,490,998

Cash Flows From Financing Activities:

Distributions paid on common stock

(8,455,586)

Distributions paid on Auction Rate Cumulative Preferred Stock

(128,365)

Deferred preferred stock offering costs

29,767

Net Cash Used in Financing Activities

(8,554,184)

Net Decrease in Cash

(63,186)

Cash at Beginning of Year

63,186

Cash at End of Year

—

See Notes to Financial
Statements.

20

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

Financial highlights

For a common share of capital stock
outstanding throughout each year ended November 30:

2016[1]

2015[1]

2014[1]

2013[1]

2012[1]

Net asset value, beginning of year

$16.79

$16.37

$15.03

$17.30

$15.24

Income (loss) from operations:

Net investment income

0.76

0.81

0.86

0.87

0.91

Net realized and unrealized gain (loss)

(0.77)

(0.20)

1.35

(2.20)

2.02

Distributions paid to Auction Rate Cumulative Preferred Stockholders from:

Net investment income

(0.01)

(0.00)
[2]

(0.01)

(0.02)

(0.02)

Net realized gains

—

—

—

(0.00)
[2]

(0.00)
[2]

Total income (loss) from operations

(0.02)

0.61

2.20

(1.35)

2.91

Less distributions to common shareholders from:

Net investment income

(0.87)

(0.87)

(0.86)

(0.84)

(0.84)

Net realized gains

—

—

—

(0.08)

(0.01)

Total distributions to common shareholders

(0.87)

(0.87)

(0.86)

(0.92)

(0.85)

Net increase from tender and repurchase of Auction Rate Cumulative Preferred Shares

—

0.68

—

—

—

Net asset value, end of year

$15.90

$16.79

$16.37

$15.03

$17.30

Market price, end of year

$14.80

$15.51

$14.64

$13.37

$18.20

Total return, based on NAV[3,4]

(0.36)
%

8.04
%[5]

14.95
%

(7.97)
%

19.54
%

Total return, based on Market Price[6]

0.57
%

12.11
%

16.04
%

(22.01)
%

29.08
%

Net assets applicable to common shareholders, end of year (000s)

$154,546

$163,230

$159,105

$146,060

$168,113

Ratios to average net assets:[7]

Gross expenses

1.61
%

1.46
%

1.20
%

1.17
%

1.14
%

Net expenses

1.61

1.46

1.20

1.17

1.14

Net investment income

4.45

4.82

5.44

5.44

5.55

Portfolio turnover rate

12
%

13
%

10
%

17
%

17
%

Supplemental data:

Auction Rate Cumulative Preferred Stock at Liquidation Value, End of Year (000s)

$18,500

$18,500

$85,000

$85,000

$85,000

Variable Rate Demand Preferred Stock at Liquidation Value, End of Year (000s)

$66,500

$66,500

—

—

—

Asset Coverage Ratio for Auction Rate Cumulative Preferred Stock and Variable Rate Demand Preferred Stock[8]

282
%

292
%

287
%[9]

272
%[9]

298
%[9]

  Asset Coverage, per $50,000 Liquidation Value per Share of Auction Rate Cumulative Preferred Stock and Variable Rate
Demand Preferred Stock[8]

$140,909

$146,018

$143,591

$135,918

$148,890

See Notes to Financial
Statements.

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

21

Financial highlights (cont’d)

[1]
Per share amounts have been calculated using the average shares method.

[2]
Amount represents less than $0.005 per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[5]

The total return based on NAV reflects the impact of the tender and repurchase by the Fund of a portion of its Auction Rate Cumulative Preferred Shares at 90% of
the per share liquidation preference. Absent this transaction, the total return based on NAV would have been 3.67%.

[6]
  The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results.

[7]
  Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to auction rate cumulative preferred stockholders.

[8]

Represents value of net assets plus the auction rate cumulative preferred stock and variable rate demand preferred stock, if any, at the end of the period divided by the auction rate cumulative preferred stock and variable rate demand preferred stock, if any, outstanding at the end of the period.

[9]
Added to conform to current period presentation.

See Notes to Financial Statements.

22

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock.
The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of
Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

23

Notes to financial statements (cont’d)

Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions;
information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes
the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical investments

•

  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

Description

Quoted Prices (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Municipal bonds†

—

$
234,789,310

—

$
234,789,310

Short-term investments†:

Municipal bonds

—

1,600,000

—

1,600,000

Money market funds

$
34,565

—

—

34,565

Total short-term investments

34,565

1,600,000

—

1,634,565

Total investments

$
34,565

$
236,389,310

—

$
236,423,875

LIABILITIES

Description

Quoted Prices (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Other financial instruments:

Futures contracts

$
29,675

—

—

$
29,675

†
See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures
contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the
Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

25

Notes to financial statements (cont’d)

the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment
income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to
shareholders. Distributions to common shareholders from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the common shareholders of the Fund.
Distributions to common shareholders of net realized gains, if any, are taxable and are declared at least annually. Distributions to common shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Distributions to holders of Auction Rate Cumulative Preferred Stock
(“ARCPS”) are accrued daily and paid on a weekly basis and are determined as described in Note 6. Distributions to holders of Variable Rate Demand Preferred Stock (“VRDPS”) are accrued on a daily basis and paid monthly as described in Note 5 and are treated as an operating expense as required by GAAP. For tax purposes, the payments made to the holders of the Fund’s VRDPS are treated as dividends or distributions.

(f) Compensating balance arrangements. The
Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(h) Net asset
value. The net asset value (“NAV”) of the Fund’s common stock is determined no less frequently than the close of business on the Fund’s last business day of each week (generally
Friday) and on the last business day of the month. It is determined by dividing the value of the net assets available to common stock by the total number of

26

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

shares of common stock outstanding. For the purpose of determining the NAV per share of the common stock, the value of the Fund’s net assets shall be deemed to equal the value of the
Fund’s assets less (1) the Fund’s liabilities including the aggregate liquidation value (i.e., $50,000 per outstanding share) of the VRDPS, and (2) the aggregate liquidation value (i.e., $50,000 per outstanding share) of the
ARCPS.

(i) Federal and other
taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

Undistributed Net Investment Income

Accumulated Net Realized Loss

Paid-in Capital

(a)

$
29,767

—

$
(29,767)

(b)

52,167

$
(52,167)

—

(a)
Reclassifications are due to a non-deductible offering cost for tax purposes.

(b)
Reclassifications are due to differences between book and tax accretion of market discount on fixed income securities.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western
Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the
Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average weekly net assets. For purposes of calculating this fee, the liquidation value of any outstanding
Preferred Stock of the Fund is not deducted in determining the Fund’s net assets.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

27

Notes to financial statements (cont’d)

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Directors and/or common officers complies with Rule
17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended November 30, 2016, such purchase and sale transactions
(excluding accrued interest) were $24,550,000 and $28,600,000, respectively.

3. Investments

During the year ended November 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases

$
31,589,860

Sales

29,765,339

At November 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation

$
12,215,825

Gross unrealized depreciation

(1,892,431)

Net unrealized appreciation

$
10,323,394

At November 30, 2016, the Fund had the following open futures contracts:

Number of Contracts

Expiration Date

Basis Value

Market Value

Unrealized Depreciation

Contracts to Buy:

U.S. Treasury Long-Term Bonds

38

3/17

$
5,778,363

$
5,748,688

$
(29,675)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2016.

LIABILITY
DERIVATIVES[1]

Interest Rate Risk

Futures contracts[2]

$
29,675

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

28

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s
Statement of Operations for the year ended November 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED

Interest Rate Risk

Futures contracts

$
(278,413)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED

Interest Rate Risk

Futures contracts

$
(22,079)

During the year ended November 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value

Futures contracts (to buy)

$
442,207

Futures contracts (to sell)†

3,074,221

†
At November 30, 2016, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at November 30, 2016:

Gross Amount of Derivative Liabilities in the Statement
of Assets and Liabilities[1]

Collateral Pledged[2,3,4]

Net Amount

Futures contracts[5]

$
57,000

$
(57,000)

—

[1]
  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]
Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]
  In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]
See the Schedule of Investments for securities pledged as collateral.

[5]
  Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation
(depreciation) presented in the previous table.

5. Variable rate demand preferred stock

On March 11, 2015, the Fund completed a private offering of 1,330 shares of Series 1 Variable Rate Demand Preferred Stock (“VRDPS”). Net proceeds from the offering were used by the Fund to repurchase outstanding shares of Series M Auction Rate Cumulative Preferred Stock (“ARCPS”) that had been accepted for payment pursuant to the tender offer (see Note 6). Offering costs incurred by the Fund in connection with the VRDPS issuance are being amortized to expense over the life of the VRDPS.

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

29

Notes to financial statements (cont’d)

The table below summarizes the key terms of Series 1 of the VRDPS at November 30, 2016.

Series

Mandatory Redemption Date

Shares

Liquidation Preference Per Share

Aggregate Liquidation Value

Series 1

3/11/2045

1,330

$
50,000

$
66,500,000

The VRDPS shares are not listed on any securities exchange or automated quotation system. For financial reporting purposes, the
VRDPS shares are considered debt of the Fund; therefore, the liquidation value, which approximates fair value of the VRDPS shares, is recorded as a liability on the Statement of Assets and Liabilities.

Holders of VRDPS have the right to tender their VRDPS shares for remarketing at a price equal to the liquidation preference amount plus all accumulated but unpaid dividends and at a date which is no earlier than the seventh day following delivery of the notice to the tender and paying agent. The VRDPS shares include a liquidity feature that allows VRDPS holders to have their shares purchased by the liquidity provider with whom the Fund has contracted in the event of a failed remarketing where purchase orders are not sufficient in number to be matched with the sale orders. The Fund is required to redeem the VRDPS shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. The Fund pays a monthly remarketing fee at the annual rate of 0.10% of the liquidation value of each VRDPS share outstanding on the first calendar day of the preceding calendar month. These fees are shown as remarketing fees on the Statement of Operations.

Holders of VRDPS are entitled to receive monthly cumulative cash dividends, payable on the first business day of each calendar month, at a variable rate set weekly by the remarketing agent. The dividend rate is generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate will reset to the maximum rate. The maximum rate is determined, in part, based upon the long-term rating assigned to the VRDPS. In the event the Fund fails to make a scheduled dividend payment, all outstanding shares of the VRDPS are subject to mandatory tender.

Subject to certain conditions, the VRDPS shares may be redeemed, in whole or in part, at any time at the option of the
Fund. The redemption price per share is equal to the liquidation value per share plus any accumulated but unpaid dividends. The Fund is required to redeem its VRDPS on the mandatory redemption date, March 11, 2045. In addition, the Fund is required to redeem certain of the VRDPS shares if the Fund fails to maintain certain asset coverage and rating agency guidelines.

The Fund has entered
into a fee agreement with the liquidity provider that requires monthly payment of an annual liquidity fee. These fees are shown as liquidity fees on the Statement of Operations. The fee agreement between the Fund and the liquidity provider is scheduled to terminate on March 8, 2018. The Fund has the right, which is exercisable 120 to 90 days prior to the scheduled termination date, to request that the liquidity provider extend the term of the agreement for an additional period. The
Fund may also terminate the agreement early. In the event the fee agreement is not renewed or is terminated in advance, and the Fund does not enter into a fee agreement with an alternate liquidity provider, the VRDPS

30

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The Fund is required to redeem any VRDPS purchased by the liquidity provider six months after the purchase date.

The VRDPS ranks senior to the Fund’s outstanding common stock and on parity with any other preferred stock. The
Fund may not declare dividends or make other distributions on shares of its common stock unless the Fund has declared and paid full cumulative dividends on the VRDPS, due on or prior to the date of the common stock dividend or distribution, and meets the VRDPS asset coverage and rating agency requirements.

The holders of the VRDPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of preferred stock or the holders of common stock. Pursuant to the 1940 Act, holders of the preferred stock have the right to elect two Directors of the Fund, voting separately as a class.

The annualized dividend rate for the VRDPS shares for the year ended November 30, 2016 was 0.927%. VRDPS shares issued and outstanding remained constant during the year ended November 30, 2016.

6. Auction rate cumulative preferred stock

On April 2, 1993, the Fund closed its public offering of 800 Variable rate demand Preferred Stock shares of $0.001 par value Auction Rate
Cumulative Preferred Stock, Series M (“Preferred Stock”), at an offering price of $50,000 per share. On July 20, 2007, the Fund acquired the Preferred Stock of Western Asset Municipal Partners Fund II Inc. On October 1, 1993,
Western Asset Municipal Partners Fund II Inc. closed its public offering of 900 shares of $0.001 par value Preferred Stock at an offering price of $50,000 per share.

On January 22, 2015, the Fund announced that it had commenced an issuer tender offer for up to 100% of its outstanding ARCPS at a price equal to 90% of the liquidation preference of $50,000 per share (or
$45,000 per share), plus any unpaid dividends accrued through March 6, 2015, the expiration date of the tender offer.

The Fund’s tender offer
was conditioned upon the Fund closing on the private offering of VRDPS with an aggregate liquidation preference at least equal to the aggregate liquidation preference of ARCPS accepted for tender.

On March 11, 2015, the Fund announced the final results for its issuer tender offer and all shares that were validly tendered and not withdrawn during the offering period were accepted for payment. The Fund accepted for payment 1,330 Series M ARCPS, which represented 78.24% of the outstanding ARCPS. The ARCPS that were not tendered will remain outstanding. The difference between the liquidation preference of the ARCPS and the actual purchase price of the tendered ARCPS was recognized by the Fund in the Statement of Changes in Net Assets as an increase in net assets applicable to common shares resulting from the tender and repurchase of the
ARCPS by the Fund.

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

31

Notes to financial statements (cont’d)

At November 30, 2016, the Fund had 370 shares of Preferred Stock outstanding with a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 7 days and are determined by auction procedures. The dividend rate cannot exceed a certain maximum rate, including in the event of a failed auction. The maximum rate is calculated using the higher of 110% of the taxable equivalent of the short-term municipal bond rate and 110% of the prevailing 30 day AA commercial paper rate. The Fund may pay higher maximum rates if the rating of the Fund’s Preferred Stock were to be lowered by the rating agencies. To the extent capital gains and other taxable income are allocated to holders of Preferred Shares for tax purposes, the Fund will likely have to pay higher dividends to holders of Preferred Shares to compensate them for the increased tax liability to them resulting from such allocation. Due to failed auctions experienced by the Fund’s Preferred Stock starting on February 15, 2008, the Fund pays the applicable maximum rate. The dividend rates ranged from 0.151% to 1.341% during the year ended November 30, 2016. At November 30, 2016, the dividend rate was 0.864%.

After each
auction, the auction agent will pay to each broker/dealer, from monies the Fund provides, a participation fee. For the period of the report and for all previous periods since the ARCPS have been outstanding, the participation fee has been paid at the annual rate of 0.25% of the purchase price of the ARCPS that the broker/dealer places at the auction. However, on August 3, 2009 and December 28, 2009, Citigroup Global Markets Inc. (“CGM”) and Merrill Lynch, Pierce,
Fenner & Smith Inc., respectively, reduced their participation fee to an annual rate of 0.05% of the purchase price of the ARCPS, in the case of a failed auction. Effective June 1, 2010, Wells Fargo Advisors, LLC reduced its participation fee to an annual rate of 0.10% of the purchase price of the ARCPS, in the case of a failed auction. For the year ended November 30, 2016, the Fund paid $23,544 to participating broker/dealers.

The Fund is subject to certain restrictions relating to the Preferred Stock. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%. The Preferred Stock is also subject to mandatory redemption at
$50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Stock Shareholders are entitled to one vote per share and generally vote with the common stock shareholders but vote separately as a class to elect two directors and on certain matters affecting the rights of the Fund’s preferred stock. The issuance of Preferred Stock poses certain risks to holders of common stock, including, among others, the possibility of greater market price volatility, and in certain market conditions, the yield to holders of common stock may be adversely affected. The Fund is required to maintain certain asset coverages with respect to the Preferred Stock. If the Fund fails to maintain these coverages

32

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the Preferred Stock in order to meet the applicable requirement. The
Preferred Stock is otherwise not redeemable by holders of the shares. Additionally, failure to meet the foregoing asset requirements would restrict the Fund’s ability to pay dividends to common shareholders.

7. Distributions to common shareholders subsequent to November 30, 2016

The following distributions to common shareholders have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date

Payable Date

Amount

12/23/2016

12/30/2016

$
0.0675

1/20/2017

1/27/2017

$
0.0675

2/17/2017

2/24/2017

$
0.0675

8. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the year ended November 30, 2016, the Fund did not repurchase any shares.

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended November 30, was as follows:

2016

2015

Distributions paid from:

Tax-exempt income:

Common shareholders

$
8,454,258

$
8,434,206

Auction rate cumulative preferred stockholders

128,001

45,224

Variable rate demand preferred stock

308,143

62,455

Total tax-exempt distributions

8,890,402

8,541,885

Taxable income:

Common shareholders

1,010

21,379

Auction rate cumulative preferred stockholders

605

—

Variable rate demand preferred stock

174

—

Total taxable distributions

1,789

21,379

Total distributions paid

$
8,892,191

$
8,563,264

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

33

Notes to financial statements (cont’d)

As of November 30, 2016, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt income — net

$
2,891,863

Undistributed ordinary income — net

58,154

Total undistributed earnings

2,950,017

Deferred capital losses*

(810,738)

Other book/tax temporary differences(a)

(63,107)

Unrealized appreciation (depreciation)(b)

10,293,719

Total accumulated earnings (losses) — net

$
12,369,891

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future capital gains.

(a)

Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on certain futures contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the difference between book & tax accretion methods for market discount on fixed income securities.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange
Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

34

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

Report of independent registered public accounting firm

The Board of Directors and Shareholders

Western Asset Municipal Partners Fund Inc.:

We have audited the accompanying statement of assets and liabilities of Western Asset Municipal Partners Fund Inc. (the “Fund”), including the schedule of investments, as of November 30, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Municipal Partners Fund Inc. as of November 30, 2016, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

January 19, 2017

Western Asset Municipal Partners Fund Inc. 2016 Annual Report

35

Board approval of management and

subadvisory agreements (unaudited)

Background

The Investment Company Act of
1940, as amended (the “1940 Act”), requires that the Board of Directors (the “Board”) of Western Asset Municipal Partners Fund Inc. (the “Fund”), including a majority of its members who are not considered to be
“interested persons” under the 1940 Act (the “Independent Directors”) voting separately, approve on an annual basis the continuation of the investment management contract (the “Management Agreement”) with the
Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) with the
Manager’s affiliate, Western Asset Management Company (the “Sub-Adviser”). At a meeting (the “Contract Renewal Meeting”) held in-person on
November 9 and 10, 2016, the Board, including the Independent Directors, considered and approved the continuation of each of the Management Agreement and the Sub-Advisory Agreement for an additional one-year term. To assist in its consideration of the renewals of the Management Agreement and the Sub-Advisory Agreement, the Board received and considered a variety of information (together with the information provided at the Contract Renewal Meeting, the “Contract Renewal Information”) about the Manager and the Sub-Adviser, as well as the management and sub-advisory arrangements for the Fund and the other closed-end funds in the same complex under the Board’s supervision (the “Legg Mason Closed-end Funds”), certain portions of which are discussed below. A presentation made by the Manager and the Sub-Adviser to the Board at the Contract Renewal Meeting in
connection with its evaluations of the Management Agreement and the Sub-Advisory Agreement encompassed the Fund and other Legg Mason Closed-end Funds. In addition to the
Contract Renewal Information, the Board received performance and other information throughout the year related to the respective services rendered by the Manager and the Sub-Adviser to the Fund. The
Board’s evaluation took into account the information received throughout the year and also reflected the knowledge and familiarity gained as members of the Boards of the Fund and other Legg Mason
Closed-end Funds with respect to the services provided to the Fund by the Manager and the Sub-Adviser.

At a meeting held by conference call on November 2, 2016, the Independent Directors in preparation for the Contract Renewal Meeting met in a private session with their independent counsel to review Contract
Renewal Information in respect of the Legg Mason Closed-end Funds, including the Fund, received to that date. No representatives of the Manager or the Sub-Adviser participated in this meeting. The discussion below reflects all of these reviews.

The Manager provides the Fund with investment advisory and
administrative services pursuant to the Management Agreement and the Sub-Adviser provides the Fund with certain investment sub-advisory services pursuant to the Sub-Advisory Agreement. The discussion below covers both the advisory and administrative functions being rendered by the Manager, each such function being encompassed by the Management Agreement, and the investment sub-advisory functions being rendered by the Sub-Adviser.

36

Western Asset Municipal Partners Fund Inc.

Board approval of management agreement and sub-advisory
agreement

In its deliberations regarding renewal of the Management Agreement and the Sub-Advisory Agreement,
the Board, including the Independent Directors, considered the factors below.

Nature, extent and quality of the services under the
management agreement and sub-advisory agreement

The Board received and considered Contract Renewal
Information regarding the nature, extent, and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and the
Sub-Advisory Agreement, respectively, during the past year. The Board also reviewed Contract Renewal Information regarding the Fund’s compliance policies and procedures established pursuant to the 1940
Act.

The Board reviewed the qualifications, backgrounds, and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the
Contract Renewal Information and the Board’s discussions with the Manager and the Sub-Adviser at the Contract Renewal Meeting, the general reputation and investment performance records of the Manager and the Sub-Adviser and their affiliates and the financial resources available to the corporate parent of the Manager and the Sub-Adviser, Legg Mason, Inc. (“Legg
Mason”), to support their activities in respect of the Fund and the other Legg Mason Closed-end Funds.

The
Board reviewed the responsibilities of the Manager and the Sub-Adviser under the Management Agreement and the Sub-Advisory Agreement, respectively, including the
Manager’s coordination and oversight of the services provided to the Fund by the Sub-Adviser and others. The Management Agreement permits the Manager to delegate certain of its responsibilities, including its investment advisory duties thereunder, provided that the Manager, in each case, will supervise the activities of the delegee. Pursuant to this provision of the Management Agreement, the Manager does not provide day-to-day portfolio management services to the Fund. Rather, portfolio management services for the Fund are provided by the Sub-Adviser pursuant to the Sub-Advisory Agreement.

In reaching its determinations regarding continuation of the Management Agreement and the Sub-Advisory Agreement, the Board took into account that Fund shareholders, in pursuing their investment goals and objectives, likely purchased their shares based upon the reputation and the investment style, philosophy and strategy of the Manager and the Sub-Adviser, as well as the resources available to the Manager and the Sub-Adviser.

The Board concluded that, overall, the nature, extent, and quality of the management and other services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement have been satisfactory under the circumstances.

Fund performance

The Board received and considered information regarding Fund performance, including information and analyses (the “Broadridge Performance
Information”) for the Fund, as well

Western Asset Municipal Partners Fund Inc.

37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

as for a group of comparable funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Performance Universe included the Fund and all leveraged general and insured municipal debt closed-end funds, as classified by Broadridge, regardless of asset size. The Board noted that it had received and discussed with the Manager and the Sub-Adviser information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and its peer funds as selected by Broadridge.

The Broadridge Performance Information comparing the Fund’s performance to that of the Performance Universe based on net asset value per share showed, among other things, that the Fund’s performance was ranked in the fifth quintile among the funds in the Performance Universe for the 1-year period ended June 30, 2016; was ranked in the third quintile for the 3-year period ended such date; was ranked in the fourth quintile for the 5-year period ended such date; and was ranked in the second quintile for the 10-year period ended such date. In these performance rankings, the first quintile represents funds with the best performance among the funds in the Performance Universe and the fifth quintile represents funds with poorest performance among the funds in the Performance Universe. The Fund’s performance was better than the median performance of the Performance Unverse for the 10-year period but was worse than the
Performance Universe median for each of the 1-, 3-, and 5-year periods. In reviewing the Fund’s performance relative to the
Performance Universe, the Manager noted, among other things, that the Fund’s performance relative to the Performance Universe was impaired by its election not to employ additional leverage beyond its Variable Rate Demand Preferred Shares
(“VRPS”) and preferred stock through issuance of tender offer bonds as other Performance Universe funds did and by its long-time and continuing avoidance of tobacco securities, which performed particularly well during the 1-year period. The use of leverage can enhance investment performance in a rising market but detract from performance in a declining market. In addition to the Fund’s performance relative to the Performance
Universe, the Board considered the Fund’s performance in absolute terms and the Fund’s performance relative to its benchmark for each of the 1-, 3-, and 5-year periods ended June 30, 2016. On a net asset value basis, the Fund outperformed its benchmark for each of the periods.

Based on the reviews and discussions of Fund performance and considering other relevant factors, including those noted above, the Board concluded, under the circumstances, that continuation of the Management
Agreement and the Sub-Advisory Agreement for an additional one-year period would be consistent with the interests of the Fund and its shareholders.

Management fees and expense ratios

The Board
reviewed and considered the management fee (the “Management Fee”) payable by the Fund to the Manager under the Management Agreement and the sub-advisory fee

38

Western Asset Municipal Partners Fund Inc.

(the “Sub-Advisory Fee”) payable to the Sub-Adviser under the
Sub-Advisory Agreement in light of the nature, extent and overall quality of the management, investment advisory and other services provided by the Manager and the
Sub-Adviser. The Board noted that the Sub-Advisory Fee is paid by the Manager, not the Fund, and, accordingly, that the retention of the
Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information and analyses prepared by Broadridge (the “Broadridge Expense Information”) comparing the
Management Fee and the Fund’s overall expenses with those of funds in an expense group (the “Expense Group”) selected and provided by Broadridge. The comparison was based upon the constituent funds’ latest fiscal years. The
Expense Group consisted of the Fund and eleven other leveraged general and insured municipal debt closed-end funds, as classified by Broadridge. The twelve funds in the Expense Group had average net common share assets ranging from $66.7 million to $425.9 million. Four of the other Expense Group funds were larger than the Fund and seven were smaller.

The Broadridge Expense Information, comparing the Management Fee as well as the Fund’s actual total expenses to the Fund’s Expense Group, showed, among other things, that the Management Fee on a contractual basis was ranked second among the funds in the Expense Group (first being lowest and, therefore, best in these expense component rankings). The actual Management Fee (i.e., giving effect to any voluntary fee waivers implemented by the
Manager with respect to the Fund and by the managers of the other Expense Group funds) was ranked fourth among the Expense Group funds whether compared on the basis of common share assets only or on the basis of common share and leveraged assets.
Each of the foregoing Fund expense components was better (i.e., lower) than the Expense Group median for that expense component. The Broadridge Expense Information further showed that the Fund’s actual total expenses ranked eighth among the
Expense Group funds compared on the basis of common share assets only and ranked seventh among the Expense Group funds compared on the basis of common share and leveraged assets. In each case, the Fund’s total expenses were worse (i.e., higher)
than the Expense Group median for that expense component. In reviewing the Broadridge Expense Information comparisons of the Fund’s actual total expenses, the Manager noted, among other things, that its 2015 offering of VRPS contributed to the
Fund’s investment-related expenses. The Board noted that the small number of funds in the Expense Group made meaningful expense comparisons difficult.

The Board also reviewed Contract Renewal Information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional and separate accounts. The Board was advised that the fees paid by such institutional, separate account and other clients (collectively, “institutional clients”) generally are lower, and may be significantly lower, than the
Management Fee. The Contract Renewal Information discussed the significant

Western Asset Municipal Partners Fund Inc.

39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

differences in scope of services provided to the Fund and to institutional clients. Among other things, institutional clients have fewer compliance, administration and other needs than the Fund and the Fund is subject not only to heightened regulatory requirements relative to institutional clients but also to requirements for listing on the New York Stock Exchange. The Contract Renewal Information noted
further that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers. The Contract Renewal Information included information regarding management fees paid by open-end mutual funds in the same complex (the “Legg Mason Open-end Funds”) and such information indicated that the management fees paid by the Legg Mason Closed-end Funds generally were higher than those paid by the Legg Mason Open-end Funds. The Manager, in response to an inquiry from the Board as to the reasons for the fee differential, provided information as to differences between the services provided to the Fund and the other Legg
Mason Closed-end Funds and the services provided to the Legg Mason Open-end Funds. The Board considered the fee comparisons in light of the different services provided in managing these other types of clients and funds.

Taking all of the above into consideration, the Board determined that the Management Fee and the Sub-Advisory Fee were reasonable in light of the nature, extent and overall quality of the management, investment advisory and other services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board, as part of the Contract Renewal Information, received an analysis of the profitability to the Manager and its affiliates in providing services to the
Fund for the Manager’s fiscal years ended March 31, 2016 and March 31, 2015. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received Contract Renewal
Information with respect to the Manager’s revenue and cost allocation methodologies used in preparing such profitability data. The profitability to the Sub-Adviser was not considered to be a material factor in the Board’s considerations since the Sub-Advisory Fee is paid by the Manager, not the Fund. The profitability analysis presented to the Board as part of the Contract Renewal Information indicated that profitability to the Manager during the period covered by the analysis had declined and remained at a level that the Board did not consider to be excessive in light of judicial guidance and the nature, extent and overall quality of the investment advisory and other services provided to the Fund.

Economies of scale

The Board received and discussed Contract Renewal Information concerning whether the Manager realizes economies of scale if the Fund’s assets grow. The Board noted that because the Fund is a closed-end fund with no current plans to seek additional assets beyond maintaining its dividend reinvestment plan, any significant growth in its assets

40

Western Asset Municipal Partners Fund Inc.

generally will occur through appreciation in the value of the Fund’s investment portfolio, rather than sales of additional shares in the Fund. The Board determined that the Management Fee structure, which incorporates no breakpoints reducing the Management Fee at specified increased asset levels, was appropriate under present circumstances.

Other benefits to the manager and the sub-adviser

The
Board considered other benefits received by the Manager, the Sub-Adviser and their affiliates as a result of their relationship with the Fund and did not regard such benefits as excessive.

*  *  *  *  *  *

In light of all of the foregoing and other relevant factors, the Board determined, under the circumstances, that continuation of the Management Agreement and the Sub-Advisory
Agreement would be consistent with the interests of the Fund and its shareholders and unanimously voted to continue each Agreement for a period of one additional year. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve continuation of the Management Agreement and the Sub-Advisory Agreement, and each Board member may have attributed different weights to the various factors.
The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to the Contract Renewal Meeting, the Board received a memorandum prepared by the Manager discussing its responsibilities in connection with the proposed continuation of the Management Agreement and the Sub-Advisory Agreement as part of the Contract Renewal Information and the Independent Directors separately received a memorandum discussing such responsibilities from their independent counsel. Prior to voting, the Independent Directors also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or the Sub-Adviser were present.

Western Asset Municipal Partners Fund Inc.

41

Additional information (unaudited)

Information about Directors and Officers

The business and affairs of Western Asset Municipal Partners Fund Inc. (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Directors. The business address of each Director is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Directors and officers of the Fund is set forth below.

The Fund’s annual proxy statement includes additional information about Directors and is available, without charge, upon request by calling the Fund at 1-888-777-0102.

Independent Directors†:

Robert D.
Agdern

Year of birth

1950

Position(s) held with Fund[1]

Director and Member of Nominating and Audit Committees, Class III

Term of office[1] and length of time served

Since 2015

Principal occupation(s) during past five years

Member of the Advisory Committee of the Dispute Resolution Research Center at the Kellogg Graduate School of Business, Northwestern University
(since 2002); formerly, Deputy General Counsel responsible for western hemisphere matters for BP PLC (1999 to 2001); formerly, Associate General Counsel at Amoco Corporation responsible for corporate, chemical, and refining and marketing matters and special assignments (1993 to 1998) (Amoco merged with British Petroleum in 1998 forming BP PLC).

Number of portfolios in fund complex overseen by Director (including the Fund)

29

Other board memberships held by Director during past five years

None

Carol L. Colman

Year of birth

1946

Position(s) held with Fund[1]

Director and Member of Nominating and Audit Committees, Class I

Term of office[1] and length of time served

Since 2002

Principal occupation(s) during past five years

President, Colman Consulting Company (consulting)

Number of portfolios in fund complex overseen by Director (including the Fund)

29

Other board memberships held by Director during past five years

None

Daniel P. Cronin

Year of birth

1946

Position(s) held with Fund[1]

Director and Member of Nominating and Audit Committees, Class II

Term of office[1] and length of time served

Since 2002

Principal occupation(s) during past five years

Retired; formerly, Associate General Counsel, Pfizer Inc. (prior to and including 2004)

Number of portfolios in fund complex overseen by Director (including the Fund)

29

Other board memberships held by Director during past five years

None

42

Western Asset Municipal Partners Fund Inc.

Independent Directors
cont’d

Paolo M. Cucchi

Year of birth

1941

Position(s) held with Fund[1]

Director and Member of Nominating and Audit Committees, Class II

Term of office[1] and length of time served

Since 2007

Principal occupation(s) during past five years

Emeritus Professor of French and Italian (since 2014) and formerly, Vice President and Dean of The College of Liberal Arts (1984 to 2009) and
Professor of French and Italian (2009 to 2014) at Drew University

Number of portfolios in fund complex overseen by Director (including the Fund)

29

Other board memberships held by Director during past five years

None

Leslie H. Gelb

Year of birth

1937

Position(s) held with Fund[1]

Director and Member of Nominating and Audit Committees, Class I

Term of office[1] and length of time served

Since 2001

Principal occupation(s) during past five years

President Emeritus (since 2003), formerly Senior Board Fellow (2003 to 2015) and President (prior to 2003), the Council on Foreign Relations;
formerly, Columnist, Deputy Editorial Page Editor and Editor, Op-Ed Page, The New York Times

Number of portfolios in fund complex overseen by Director (including the Fund)

29

Other board memberships held by Director during past five years

Director of two registered investment companies advised by Aberdeen Asset Management Asia Limited (since 1994); Director, Encyclopedia Brittanica; Director, Centre Partners IV and V, LP
and Affiliates

William R. Hutchinson

Year of birth

1942

Position(s) held with Fund[1]

Director and Member of Nominating and Audit Committees, Class III

Term of office[1] and length of time served

Since 2003

Principal occupation(s) during past five years

President, W.R. Hutchinson & Associates Inc. (Consulting) (since 2001)

Number of portfolios in fund complex overseen by Director (including the Fund)

29

Other board memberships held by Director during past five years

Director (Non-Executive Chairman of the Board (since December 1, 2009)), Associated Banc Corp. (banking)
(since 1994)

Western Asset Municipal Partners Fund Inc.

43

Additional information
(unaudited) (cont’d)

Information about Directors and Officers

Independent Directors
cont’d

Eileen A. Kamerick

Year of birth

1958

Position(s) held with Fund[1]

Director and Member of Nominating and Audit Committees, Class III

Term of office[1] and length of time served

Since 2013

Principal occupation(s) during past five years

National Association of Corporate Directors Board Leadership Fellow and financial expert; Adjunct Professor, Washington University in St. Louis and
University of Iowa law schools (since 2007); formerly, Senior Advisor to the Chief Executive Officer and Executive Vice President and Chief Financial Officer of ConnectWise, Inc. (software and services company) (2015 to 2016); Chief Financial
Officer, Press Ganey Associates (health care informatics company) (2012 to 2014); Managing Director and Chief Financial Officer, Houlihan Lokey (international investment bank) and President, Houlihan Lokey Foundation (2010 to 2012)

Number of portfolios in fund complex overseen by Director (including the Fund)

29

Other board memberships held by Director during past five years

Hochschild Mining plc (precious metals company) (since 2016); Director of Associated Banc-Corp (financial services company) (since 2007); Westell Technologies, Inc. (technology company)
(2003 to 2016)

Riordan Roett

Year of birth

1938

Position(s) held with Fund[1]

Director and Member of the Nominating and Audit Committees, Class I

Term of office[1] and length of time served

Since 1997

Principal occupation(s) during past five years

The Sarita and Don Johnston Professor of Political Science and Director of Latin American Studies, Paul H. Nitze School of Advanced International
Studies, The Johns Hopkins University (since 1973)

Number of portfolios in fund complex overseen by Director (including the Fund)

29

Other board memberships held by Director during past five years

None

44

Western Asset Municipal Partners Fund Inc.

Interested Director and
Officer:

Jane Trust,
CFA[2]

Year of birth

1962

Position(s) held with Fund[1]

Director, Chairman, President and Chief Executive Officer, Class II

Term of office[1] and length of time served

Since 2015

Principal occupation(s) during past five years

Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 157 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC
(formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)

Number of portfolios in fund complex overseen by Director (including the Fund)

150

Other board memberships held by Director during past five years

None

Additional Officers:

  Ted P. Becker   Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth

1951

Position(s) held with Fund[1]

Chief Compliance Officer

Term of office[1] and length of time served

Since 2006

Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief
Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

  Jenna Bailey   Legg Mason
100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth

1978

Position(s) held with Fund[1]

Identity Theft Prevention Officer

Term of office[1] and length of time served

Since 2015

Principal occupation(s) during past five years

Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013);
Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013); Risk Manager of U.S. Distribution of Legg Mason & Co. (2007 to
2011)

Western Asset Municipal Partners Fund Inc.

45

Additional information
(unaudited) (cont’d)

Information about Directors and Officers

Additional Officers
cont’d

  Robert I. Frenkel   Legg Mason
100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth

1954

Position(s) held with Fund[1]

Secretary and Chief Legal Officer

Term of office[1] and length of time served

Since 2003

Principal occupation(s) during past five years

Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg
Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to
2006)

  Thomas C. Mandia   Legg Mason
100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth

1962

Position(s) held with Fund[1]

Assistant Secretary

Term of office[1] and length of time served

Since 2006

Principal occupation(s) during past five years

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant
Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund
Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

  Richard F. Sennett   Legg Mason
100 International Drive, 7th Floor, Baltimore, MD 21202

Year of birth

1970

Position(s) held with Fund[1]

Principal Financial Officer

Term of office[1] and length of time served

Since 2011

Principal occupation(s) during past five years

Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason &
Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant
within the SEC’s Division of Investment Management (2002 to 2007)

46

Western Asset Municipal Partners Fund Inc.

Additional Officers
cont’d

  Steven Frank   Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth

1967

Position(s) held with Fund[1]

Treasurer

Term of office[1] and length of time served

Since 2010

Principal occupation(s) during past five years

Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of
Legg Mason & Co. and Legg Mason & Co. predecessors (2002 to 2015); Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

  Jeanne M. Kelly   Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth

1951

Position(s) held with Fund[1]

Senior Vice President

Term of office[1] and length of time served

Since 2007

Principal occupation(s) during past five years

Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief
Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†
  Directors who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as
amended (the “1940 Act”).

[1]

The Fund’s Board of Directors is divided into three classes: Class I, Class II and Class III. The terms of office of the Class I, II and III Directors expire at the Annual Meetings of Stockholders in the year 2018, year 2017 and year 2019, respectively, or thereafter in each case when their respective successors are duly elected and qualified. The Fund’s executive officers are chosen each year, to hold office until their successors are duly elected and qualified.

[2]
  Ms. Trust is an “interested person” of the Fund as defined in the 1940 Act because Ms. Trust is an officer of LMPFA and certain of its affiliates.

Western Asset Municipal Partners Fund Inc.

47

Annual chief executive officer and principal financial officer certifications (unaudited)

The Fund’s Chief Executive Officer (“CEO”) has submitted to the NYSE the required annual certification and the Fund also has included the
Certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.

48

Western Asset Municipal Partners Fund Inc.

Other shareholder communications regarding accounting matters (unaudited)

The Fund’s Audit Committee has established guidelines and procedures regarding the receipt, retention and treatment of complaints regarding accounting, internal accounting controls or auditing matters (collectively, “Accounting Matters”). Persons with complaints or concerns regarding Accounting Matters may submit their complaints to the Chief Compliance Officer (“CCO”). Persons who are uncomfortable submitting complaints to the CCO, including complaints involving the CCO, may submit complaints directly to the Fund’s Audit Committee Chair. Complaints may be submitted on an anonymous basis.

The CCO may be contacted at:

Legg Mason & Co., LLC

Compliance Department

620 Eighth Avenue, 49th Floor

New York, New York 10018

Complaints may also be
submitted by telephone at 1-800-742-5274. Complaints submitted through this number will be received by the CCO.

Western Asset Municipal Partners Fund Inc.

49

Dividend reinvestment plan (unaudited)

Pursuant to certain rules of the SEC, the following additional disclosure is provided.

Pursuant to the Fund’s Dividend Reinvestment Plan (“Plan”), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by Computershare Inc. (“Plan Agent”) in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in “street name”) will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent
for the holders of Common Stock in administering the Plan. After the Fund declares a distribution on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund’s Common Stock in the open market, on the NYSE or elsewhere, for the participants’ accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund’s Common
Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The
Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each
Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by

50

Western Asset Municipal Partners Fund Inc.

the holders as representing the total amount registered in such holders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash.

There is no charge to participants for reinvesting of distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of distributions and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions and voluntary cash payments made by the participant. The receipt of distributions under the Plan will not relieve participants of any income tax which may be payable on such distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant’s shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any distributions paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the distribution. The Plan also may be amended by the
Fund or the Plan Agent upon at least 30 days’ written notice to participants in the Plan.

All correspondence concerning the Plan should be
directed to the Plan Agent at Computershare Inc., 211 Quality Circle, Suite 210, College Station, TX 77845-4470 or by telephone at 1-888-888-0151.

*  *  *

On December 15, 2016, the Fund announced that the Board of Directors has authorized changes to the Fund’s Dividend Reinvestment Plan (the “Plan”) with respect to dividend reinvestment determinations and transaction fees for Plan participants selling their shares. A copy of the revised Plan is included below.

Effective July 1, 2017, the Fund will use the dividend payment date to determine if new shares are issued or shares are purchased in the open market for Plan participants reinvesting their distributions. If on the payment date the closing market price (plus $0.03 per share commission) is at or above the net asset value (“NAV”), the Fund will issue new shares of common stock.
Newly issued shares of common stock will be issued at a price equal to the greater of (a) the NAV per share on the date prior to issuance or (b) 95% of the closing market price per share. If the closing market price (plus $0.03 per share commission)
is lower than the NAV per share on the payment date, the Plan Agent will receive the distribution in cash and purchase common stock in the open market. In addition, effective

Western Asset Municipal Partners Fund Inc.

51

Dividend reinvestment plan
(unaudited) (cont’d)

July 1, 2017, fees paid by Plan participants to sell Fund shares will increase, with Plan participants paying a $5.00 transaction fee plus a $0.05 per share commission upon a sale of shares held pursuant to the Plan.

Revised dividend reinvestment plan:

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your
Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the
“Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your
account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the

52

Western Asset Municipal Partners Fund Inc.

Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 211 Quality Circle, Suite 210, College Station, TX 77845-4470 or by calling the Plan Agent at
1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who
sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.
Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 211 Quality Circle, Suite 210, College Station, TX 77845-4470
or by calling the Plan Agent at 1-888-888-0151.

Western Asset Municipal Partners Fund Inc.

53

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended November 30, 2016:

Common Shareholders

Record date:

Monthly

Monthly

Monthly

Payable date:

December 2015 - June 2016

July 2016

August 2016 - November 2016

Tax-exempt interest

100.00%

99.860%

100.000%

Ordinary income*

—

0.140%

—

All of the distributions paid to holders of Variable Rate Demand Preferred Stock and holders of Auction Rate Cumulative Preferred
Stock consist of tax-exempt income, except for the following amounts of ordinary income per share:

Share Class

  Payable
Date

  Ordinary Income per
Share*

ARCPS

7/26/2016

$ 0.39

ARCPS

11/29/2016

$ 1.25

VRDP

8/1/2016

$ 0.13

The following information is applicable to non-U.S. resident shareholders:

*
All of the ordinary income distributions paid by the Fund represent Qualified Net Interest Income and Qualified Short-Term Gain eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Please retain this information for your records.

54

Western Asset Municipal Partners Fund Inc.

Western Asset

Municipal Partners Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

William R. Hutchinson

Eileen A. Kamerick

Riordan Roett

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Richard F. Sennett

Principal Financial Officer

Ted P. Becker

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

Robert I. Frenkel

Secretary and

Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Steven Frank

Treasurer

Jeanne M. Kelly

Senior Vice President

Western Asset Municipal Partners Fund Inc.

620 Eighth Avenue 49th Floor New York, NY 10018

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western
Asset Management Company

Custodian

State Street Bank and Trust Company

1 Lincoln Street Boston, MA
02111

Transfer agent

Computershare Inc.*

211 Quality Circle, Suite 210

College Station, TX 77845-4470

Auction agent

Deutsche Bank

60 Wall Street New York, NY 10005

*
Effective March 14, 2016, Computershare Inc. serves as the Fund’s transfer agent.

Independent registered public accounting firm

KPMG LLP 345 Park Avenue New York, NY 10154

Legal counsel

Simpson Thacher &
Bartlett LLP 425 Lexington Avenue New York, NY 10017

New York Stock Exchange Symbol

MNP

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•

Personal information included on applications or other forms;

•

Account balances, transactions, and mutual fund holdings and positions;

•

Online account access user IDs, passwords, security challenge question responses; and

•

  Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•

  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•

The Funds’ representatives such as legal counsel, accountants and auditors; and

•

Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’
behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive
to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to
you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

NOT PART OF THE ANNUAL REPORT

Western Asset Municipal Partners Fund Inc.

Western Asset Municipal Partners Fund Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock and preferred stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and
information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at
www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Municipal Partners
Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

211 Quality Circle, Suite 210

College Station, TX 77845-4470

WASX010711 1/17 SR16-2964

ITEM 2.
CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that
Eileen A. Kamerick, a member of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert” and that she is independent for purposes of this item.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last
two fiscal years ending November 30, 2015 and November 30, 2016 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the
Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $51,950 in 2015 and $52,450 in 2016.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $64,000 in 2015 and $24,000 in 2016.

In addition, there were
no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Equity Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $3,880 in 2015 and $3,920 in 2016. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting
Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Western Asset Municipal Partners Fund Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners
Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Western Asset Municipal Partners Fund Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s
pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”)
advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit
services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Western Asset Municipal Partners Fund Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2015 and 2016; Tax Fees were 100% and 100% for 2015 and 2016; and Other Fees were 100% and 100% for 2015 and 2016.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Western Asset Municipal Partners Fund Inc., LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Western Asset Municipal Partners Fund Inc. during the reporting period were $0 in 2016.

(h) Yes. Western Asset Municipal
Partners Fund Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Western Asset
Municipal Partners Fund Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) Registrant has a separately-designated
standing Audit Committee established in accordance with Section 3(a)58(A) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert D. Agdern

William R.
Hutchinson

Paolo M. Cucchi

Daniel P. Cronin

Carol L.
Colman

Leslie H. Gelb

Eileen A. Kamerick

Dr. Riordan Roett

b) Not
applicable

ITEM 6.
SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Proxy Voting Guidelines and Procedures

Legg Mason Partners Fund
Advisor, LLC (“LMPFA”) delegates the responsibility for voting proxies for the fund to the subadviser through its contracts with the subadviser. The subadviser will use its own proxy voting policies and procedures to vote proxies.
Accordingly, LMPFA does not expect to have proxy-voting responsibility for the fund. Should LMPFA become responsible for voting proxies for any reason, such as the inability of the subadviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained.

The subadviser’s
Proxy Voting Policies and Procedures govern in determining how proxies relating to the fund’s portfolio securities are voted and are provided below. Information regarding how each fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (1) by calling 888-777-0102, (2) on the fund’s website at http://www.lmcef.com and (3) on the SEC’s website at http://www.sec.gov.

Background

As a fixed income only manager, the occasion to vote proxies is very rare. However, Western Asset Management Company (“WA” or “Western
Asset”) have adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940

(“Advisers Act”). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of
ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (except that WA may so consult and agree with each other) regarding the voting of any securities owned by its clients.

Western
Asset’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).

Procedures

Responsibility and Oversight

The Western Asset Legal and Compliance Department (“Legal and Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

The Investment Management Agreement for each client is reviewed at account start-up for proxy voting instructions. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Legal and Compliance
Department maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate
Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:

a. Proxies are reviewed to determine accounts impacted.

b. Impacted accounts are checked to confirm Western Asset voting authority.

c. Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e. Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.

f. Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL
Bulletin 94-2. These records include:

a. A copy of Western Asset’s policies and procedures.

b. Copies of proxy statements received regarding client securities.

c. A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d. Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e. A proxy log including:

1. Issuer name;

2. Exchange ticker symbol of the issuer’s shares to be voted;

3. Committee on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4. A brief identification of the matter voted on;

5. Whether the
matter was proposed by the issuer or by a shareholder of the issuer;

6. Whether a vote was cast on the matter;

7. A record of how the vote was cast; and

8. Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Part II of the WA Form ADV contains a description of
Western Asset’s proxy policies. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Legal and
Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1. Whether Western Asset (or, to the
extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2. Whether Western Asset or an officer or director of Western Asset or the applicable portfolio manager or analyst responsible for recommending the proxy vote
(together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3. Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Western Asset’s
substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part
IV addresses unique considerations pertaining to foreign issuers.

I. Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1. Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a. Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b. Votes are withheld for
any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c. Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d. Votes are cast on a case-by-case basis in contested elections of directors.

2. Matters relating to Executive Compensation

Western
Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b. Western Asset votes against stock option
plans or proposals that permit replacing or repricing of underwater options.

c. Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3. Matters relating to Capitalization

The management
of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

a. Western Asset votes for proposals relating to the authorization of additional common stock.

b. Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c. Western Asset votes for proposals authorizing share repurchase programs.

4. Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5. Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a. Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b. Western Asset votes on a
case-by-case basis on proposals to adopt fair price provisions.

6. Other
Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a. Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.
Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II. Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1. Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2. Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3. Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III. Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies.
Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1. Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2. Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV. Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in non-U.S. issuers – i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1. Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2. Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3. Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.
Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

Retirement Accounts

For accounts subject to ERISA, as well as
other Retirement Accounts, Western Asset is presumed to have the responsibility to vote proxies for the client. The Department of Labor (“DOL”) has issued a bulletin that states that investment managers have the responsibility to vote proxies on behalf of Retirement Accounts unless the authority to vote proxies has been specifically reserved to another named fiduciary. Furthermore, unless Western Asset is expressly precluded from voting the proxies, the DOL has determined that the responsibility remains with the investment manager.

In order to comply with the DOL’s position, Western Asset will be presumed to have the obligation to vote proxies for its Retirement Accounts unless Western Asset has obtained a specific written instruction indicating that: (a) the right to vote proxies has been reserved to a named fiduciary of the client, and (b) Western
Asset is precluded from voting proxies on behalf of the client. If Western Asset does not receive such an instruction, Western Asset will be responsible for voting proxies in the best interests of the Retirement Account client and in accordance with any proxy voting guidelines provided by the client.

ITEM 8. INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.

(a)(1):

  NAME AND
ADDRESS

  LENGTH OF
TIME SERVED

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

  S. Kenneth Leech
 Western Asset   385 East
 Colorado Blvd.   Pasadena, CA
91101

Since 2014

Responsible for the day-to-day management with other members of the Fund’s portfolio management team; Chief Investment Officer of Western Asset from 1998 to 2008 and since 2014; Senior Advisor/Chief Investment Officer Emeritus of Western Asset from 2008-2013; Co- Chief Investment Officer of Western Asset from 2013-2014.

  David Fare   Western Asset
 385 East   Colorado Blvd. Pasadena, CA
91101

Since 2007

Responsible for the day-to-day management with other members of the Fund’s portfolio management team; portfolio manager at Western Asset since
2005; prior to that time, Mr. Fare was with Citigroup Asset Management or one of its affiliates since 1989.

  Robert Amodeo   Western Asset
 385 East   Colorado Blvd.
Pasadena, CA 91101

Since 1999

Responsible for the day-to-day management with other members of the Fund’s portfolio management team; portfolio manager at Western Asset since
2005; prior to that time, Mr. Amodeo was a Managing Director and portfolio manager with Salomon Brothers Asset Management Inc from 1992 to 2005.

(a)(2): DATA TO BE PROVIDED BY FINANCIAL CONTROL

The following tables set forth certain additional information with respect to the above named fund’s investment professional responsible for the day-to-day management with other members of the Fund’s portfolio management team for the fund. Unless noted otherwise, all information is provided as of November 30,
2016.

Other Accounts Managed by Investment Professional

The table below identifies the number of accounts (other than the fund) for which the below named fund’s investment professional has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.

Name of PM

Type of Account

Number of Accounts Managed

Total Assets Managed

Number of Accounts Managed for which Advisory Fee is Performance -Based

Assets Managed for which Advisory Fee is Performance- Based

Other Registered Investment Companies

105

$
155.1 billion

None

None

S. Kenneth Leech‡

Other Pooled Vehicles

273

$
90.3 billion

7

$
1.6 billion

Other Accounts

612

$
179.2 billion

68

$
18.4 billion

Other Registered Investment Companies

20

$
14.6 billion

None

None

Robert E. Amodeo‡

Other Pooled Vehicles

1

$
132 million

None

None

Other Accounts

12

$
3.7 billion

None

None

Other Registered Investment Companies

17

$
13.9 billion

None

None

David T. Fare‡

Other Pooled Vehicles

None

None

None

None

Other Accounts

2

$
1.4 billion

None

None

‡
The numbers above reflect the overall number of portfolios managed by employees of Western Asset Management Company (“Western Asset”). Mr. Leech is involved in the management of all the Firm’s portfolios, but they are not solely responsible for particular portfolios. Western Asset’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. They are responsible for overseeing implementation of Western Asset’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

(a)(3): Investment Professional Compensation

With respect to the compensation of the investment professionals, Western Asset’s compensation system assigns each employee a total compensation range, which is derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, the subadviser’s employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the subadviser, and are determined by the professional’s job function and pre-tax performance as measured by a formal review process. All bonuses are completely discretionary. The principal factor considered is an investment professional’s investment performance versus appropriate peer groups and benchmarks (e.g., a securities index and with respect to a fund, the benchmark set forth in the fund’s Prospectus to which the fund’s average annual total returns are compared or, if none, the benchmark set forth in the fund’s annual report). Performance is reviewed on a 1, 3 and 5 year basis for compensation—with 3 years having the most emphasis. The subadviser may also measure an investment professional’s pre-tax investment performance against other benchmarks, as it determines appropriate. Because investment professionals are generally responsible for multiple accounts (including the funds) with similar investment strategies, they are generally compensated on the performance of the aggregate group of similar accounts, rather than a specific account. Other factors that may be considered when making bonus decisions include client service, business development, length of service to the subadviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the subadviser’s business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason stock options and long-term incentives that vest over a set period of time past the award date.

Potential Conflicts of Interest

The subadviser has
adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the subadviser or an affiliate has an interest in the account. The subadviser has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. Eligible accounts that can participate in a trade generally share the same price on a pro-rata allocation basis, taking into account differences based on factors such as cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, the subadviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the subadviser may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. The subadviser’s team approach to portfolio management and block trading approach seeks to limit this potential risk.

The subadviser also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimis value)
and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of the subadviser have access to transactions and holdings information regarding client accounts and the subadviser’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the subadviser maintains a Code of Ethics that is compliant with
Rule 17j-1 under the Investment Company Act of 1940, as amended, and Rule 204A-1 under the Investment Advisers Act of 1940, to address personal trading. In addition, the
Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the subadviser’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the subadviser’s compliance monitoring program.

The subadviser may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The subadviser also maintains a compliance monitoring program and engages independent auditors to conduct a SOC1/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

Investment Professional Securities Ownership

The table below identifies the dollar range of securities beneficially owned by the named investment professional as of
November 30, 2016.

Investment Professional

Dollar Range of Portfolio Securities Beneficially Owned

S. Kenneth Leech

A

David T. Fare

A

Robert Amodeo

B

Dollar Range ownership is as follows:

A: none

B: $1 - $10,000

C: 10,001 - $50,000

D: $50,001 - $100,000

E: $100,001 - $500,000

F: $500,001 - $1 million

G: over $1 million

ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.
CONTROLS AND PROCEDURES.

(a)
  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in

Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this
Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Municipal Partners Fund Inc.

By:

/s/ Jane Trust

Jane Trust

Chief Executive Officer

Date:

January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jane Trust

Jane Trust

Chief Executive Officer

Date:

January 25, 2017

By:

/s/ Richard F. Sennett

Richard F. Sennett

Principal Financial Officer

Date:

January 25, 2017